Investment property - Summary of Investment Property (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Beginning balance	€ 49,754	€ 55,162
Ending balance	0	49,754
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(3,513)	(3,022)
Exchange differences	(305)	311
Disposition	(4,082)
Depreciation	(264)	(802)
Ending balance	0	(3,513)
Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	53,267	58,184
Exchange differences	4,445	(4,917)
Additions	0
Disposition	(57,712)
Ending balance	€ 0	€ 53,267